Finance debt - Currency of long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 01, 2021
Borrowings
Borrowings	€ 26,917	€ 27,794	€ 27,794
Short term debt
Borrowings
Borrowings	4,446	2,299
Short term debt | Euro
Borrowings
Borrowings	3,994	1,356
Short term debt | U.S. dollars
Borrowings
Borrowings	337	928
Short term debt | Other currencies
Borrowings
Borrowings	115	15
Long term debt and current portion of long term debt
Borrowings
Borrowings	22,471	25,495
Long term debt and current portion of long term debt | Euro
Borrowings
Borrowings	17,171	20,399
Long term debt and current portion of long term debt | U.S. dollars
Borrowings
Borrowings	5,298	€ 5,096
Long term debt and current portion of long term debt | Other currencies
Borrowings
Borrowings	€ 2